ORGANIZATION NATURE OF BUSINESS AND GOING CONCERN (Details 1 - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of assets and liabilities	$ 12,551	$ 11,468	$ 222,792
Marketable securities - ICC International Cannabis Corp. [Member]
Fair value of assets and liabilities	0	0	0
Marketable securities - Divsersa S.A. [Member]
Fair value of assets and liabilities		0	218,183
Marketable securities - National Bank of Greece [Member]
Fair value of assets and liabilities	6,822	6,696	4,609
Level 2 [Member]
Fair value of assets and liabilities	5,729	4,772
Level 2 [Member] | Marketable securities - ICC International Cannabis Corp. [Member]
Fair value of assets and liabilities	0	0	0
Level 2 [Member] | Marketable securities - Divsersa S.A. [Member]
Fair value of assets and liabilities		0	0
Level 2 [Member] | Marketable securities - National Bank of Greece [Member]
Fair value of assets and liabilities	0	0	0
Level 3 [Member] | Marketable securities - ICC International Cannabis Corp. [Member]
Fair value of assets and liabilities	0	0	0
Level 3 [Member] | Marketable securities - Divsersa S.A. [Member]
Fair value of assets and liabilities		0	0
Level 3 [Member] | Marketable securities - National Bank of Greece [Member]
Fair value of assets and liabilities	0	0	0
Level 1 [Member]
Fair value of assets and liabilities	6,822	6,696	222,792
Level 1 [Member] | Marketable securities - ICC International Cannabis Corp. [Member]
Fair value of assets and liabilities	0	0	0
Level 1 [Member] | Marketable securities - Divsersa S.A. [Member]
Fair value of assets and liabilities		0	218,183
Level 1 [Member] | Marketable securities - National Bank of Greece [Member]
Fair value of assets and liabilities	$ 6,822	$ 6,696	$ 4,609